SPDR® INDEX SHARES FUNDS

Supplement dated December 28, 2016 to the Prospectus

dated January 31, 2016, as supplemented

Effective January 3, 2017, the portfolio managers primarily responsible for the day-to-day management of each series of SPDR Index Shares Funds (each, a “Fund,” and collectively, the “Funds”) are as follows:

Portfolio Management Team	Fund
Michael Feehily, Juan Acevedo and Thomas Coleman	SPDR S&P® China ETF

Michael Feehily, Karl Schneider and Amy Cheng	SPDR S&P Emerging Markets Small Cap ETF SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and David Chin	SPDR S&P Global Natural Resources ETF SPDR S&P International Health Care Sector ETF SPDR S&P International Industrial Sector ETF SPDR MSCI EAFE StrategicFactorsSM ETF

Michael Feehily, Karl Schneider and Thomas Coleman	SPDR S&P Emerging Latin America ETF SPDR S&P Emerging Middle East & Africa ETF

Michael Feehily, Karl Schneider and Michael Finocchi	SPDR MSCI ACWI ex-US ETF SPDR S&P Global Infrastructure ETF SPDR S&P International Energy Sector ETF

Michael Feehily, Karl Schneider and Payal Gupta

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR EURO STOXX® Small Cap ETF

Michael Feehily, Karl Schneider and Dwayne Hancock	SPDR S&P Emerging Markets ETF

Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P International Technology Sector ETF SPDR S&P International Telecommunications Sector ETF

Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P International Dividend ETF SPDR MSCI Australia StrategicFactors ETF

Michael Feehily, Ted Janowsky, Mark Abbott and Aaron Hurd	SPDR S&P International Dividend Currency Hedged ETF

Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR MSCI Canada StrategicFactors ETF SPDR STOXX Europe 50 ETF SPDR EURO STOXX 50 ETF

Michael Feehily, Karl Schneider, Mark Krivitsky and Mark Abbott	SPDR EURO STOXX 50 Currency Hedged ETF

Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P World ex-US ETF SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR S&P North American Natural Resources ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR Dow Jones Global Real Estate ETF SPDR Dow Jones International Real Estate ETF SPDR S&P International Consumer Staples Sector ETF SPDR MSCI Germany StrategicFactors ETF

Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P International Utilities Sector ETF SPDR S&P Global Dividend ETF

Michael Feehily, Karl Schneider and Eric Viliott	SPDR MSCI Japan StrategicFactors ETF SPDR MSCI Spain StrategicFactors ETF

Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P International Consumer Discretionary Sector ETF SPDR S&P Russia ETF SPDR MSCI ACWI IMI ETF SPDR MSCI United Kingdom StrategicFactors ETF

Michael Feehily, Karl Schneider and Teddy Wong	SPDR S&P Emerging Asia Pacific ETF SPDR S&P International Small Cap ETF SPDR S&P International Financial Sector ETF SPDR S&P International Materials Sector ETF

Accordingly, the following changes are made to the Prospectus effective January 3, 2017:

1)	The “PORTFOLIO MANAGERS” information within the section entitled “PORTFOLIO MANAGEMENT” in each Fund’s summary section is replaced with the information below with respect to the applicable portfolio managers indicated in the chart above:

The professionals primarily responsible for the day-to-day management of the Fund are as follows:

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Vice President of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Mark Abbott is a Vice President of the Adviser and a Senior Portfolio Manager in the Currency Management Group. He joined the Adviser in 2007.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

Amy Cheng is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2000.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Thomas Coleman, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1998.

Michael Finocchi is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Payal Gupta is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2005.

Dwayne Hancock, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1996.

Lisa Hobart is a Vice President of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2006.

Aaron Hurd, FRM, is a Managing Director of the Adviser and a Senior Portfolio Manager in the Currency Management Group. He joined the Adviser in 2004

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Mark Krivitsky is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group and the Tax-Efficient Market Capture Group at the Adviser. He joined the Adviser in 1996.

Kala O’Donnell, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

Emiliano Rabinovich, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2006.

Keith Richardson is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

Eric Viliott, CFA, CFP, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2000.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

Teddy Wong is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2001.

2)	Additionally, the following replaces the information under the heading “Portfolio Managers” within the section entitled “MANAGEMENT”:

The Adviser manages each Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables each team to draw upon the resources of other groups within SSGA. The portfolio management teams are overseen by the SSGA Investment Committee.

The table below identifies the professionals primarily responsible for the day-to-day management of each Fund:

Portfolio Management Team	Fund
Michael Feehily, Juan Acevedo and Thomas Coleman	SPDR S&P China ETF

Michael Feehily, Karl Schneider and Amy Cheng	SPDR S&P Emerging Markets Small Cap ETF SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

Portfolio Management Team	Fund
Michael Feehily, Karl Schneider and David Chin	SPDR S&P Global Natural Resources ETF SPDR S&P International Health Care Sector ETF SPDR S&P International Industrial Sector ETF SPDR MSCI EAFE StrategicFactors ETF

Michael Feehily, Karl Schneider and Thomas Coleman	SPDR S&P Emerging Latin America ETF SPDR S&P Emerging Middle East & Africa ETF

Michael Feehily, Karl Schneider and Michael Finocchi	SPDR MSCI ACWI ex-US ETF SPDR S&P Global Infrastructure ETF SPDR S&P International Energy Sector ETF

Michael Feehily, Karl Schneider and Payal Gupta

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR EURO STOXX Small Cap ETF

Michael Feehily, Karl Schneider and Dwayne Hancock	SPDR S&P Emerging Markets ETF

Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P International Technology Sector ETF SPDR S&P International Telecommunications Sector ETF

Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P International Dividend ETF SPDR MSCI Australia StrategicFactors ETF

Michael Feehily, Ted Janowsky, Mark Abbott and Aaron Hurd	SPDR S&P International Dividend Currency Hedged ETF

Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR MSCI Canada StrategicFactors ETF SPDR STOXX Europe 50 ETF SPDR EURO STOXX 50 ETF

Michael Feehily, Karl Schneider, Mark Krivitsky and Mark Abbott	SPDR EURO STOXX 50 Currency Hedged ETF

Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P World ex-US ETF SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR S&P North American Natural Resources ETF

Michael Feehily, Karl Schneider and Keith Richardson	SPDR Dow Jones Global Real Estate ETF SPDR Dow Jones International Real Estate ETF SPDR S&P International Consumer Staples Sector ETF SPDR MSCI Germany StrategicFactors ETF

Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P International Utilities Sector ETF SPDR S&P Global Dividend ETF

Michael Feehily, Karl Schneider and Eric Viliott	SPDR MSCI Japan StrategicFactors ETF SPDR MSCI Spain StrategicFactors ETF

Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P International Consumer Discretionary Sector ETF SPDR S&P Russia ETF SPDR MSCI ACWI IMI ETF SPDR MSCI United Kingdom StrategicFactors ETF

Michael Feehily, Karl Schneider and Teddy Wong	SPDR S&P Emerging Asia Pacific ETF SPDR S&P International Small Cap ETF SPDR S&P International Financial Sector ETF SPDR S&P International Materials Sector ETF

Michael Feehily, CFA, is a Senior Managing Director of SSGA and the Adviser and the Head of Global Equity Beta Solutions in the Americas. He is also a member of the Senior Leadership Team, Chairperson for the firm’s Trade Management Oversight Committee, and a voting member on the North America Product Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years in State Street Global Markets, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA, which he originally joined in 1997. He began his career at State Street within the Global Services division in 1992. Mr. Feehily received a Bachelor of Science from

Babson College in Finance, Investments, and Economics. He received a Master of Business Administration in Finance from Bentley College and also earned the Chartered Financial Analyst (CFA) designation. Mr. Feehily is a member of the CFA Institute and the Boston Security Analysts Society. He is also a former member of the Russell Index Client Advisory Board.

Karl Schneider, CAIA, is a Vice President of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a senior portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Mark Abbott is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Currency Management Group. The group is responsible for portfolio management, research and product development for passive and active strategies. Mr. Abbott has been directly involved in the currency markets since 1995. Before joining the firm in 2007, Mr. Abbott was responsible for managing currency risk at large international banks as an inter-bank dealer and proprietary trader with a focus on developed market currencies. He was also involved in promoting the banks’ services to institutional and corporate clients. Mr. Abbott holds a Bachelor of Commerce (Honors) in Business Administration from the University of Windsor.

Juan Acevedo is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for managing equity index, smart beta and tax-efficient quantitative strategies for institutional clients and high net worth individuals. Prior to his current role, Mr. Acevedo was a portfolio manager in SSGA’s Implementation Group, where he was responsible for the daily management of active and passive strategies, with an additional focus of mass construction of separate managed accounts. Mr. Acevedo received a Bachelor of Arts in International Business from Providence College. Additionally, he received a Master of Science in Investment Management and a Master of Business Administration with a Finance concentration from the Questrom School of Business at Boston University.

Amy Cheng is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing various domestic, international and emerging market strategies. Prior to assuming her current role in May 2008, Ms. Cheng worked in SSGA’s Implementation Group, where she performed the day-to-day management of active developed and emerging market equity portfolios. She also worked as an operations associate responsible for funds managed by the active international equities team. Prior to joining SSGA in 2000, Ms. Cheng worked at Mellon Financial. Ms. Cheng earned a Bachelor of Arts in Economics and Political Science from the University of Rochester and a Masters of Business Administration from the Carroll School of Management at Boston College. She is a member of the FTSE EPRA/NAREIT Global Real Estate Index Series Americas Regional Advisory Committee.

David Chin is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group at SSGA. He is responsible for managing both U.S. and international funds. Prior to joining SSGA in 1999, Mr. Chin was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. Mr. Chin has been working in the investment management field since 1992. Mr. Chin holds a Bachelor of Science in Management Information Systems from the University of Massachusetts/Boston and a Master of Business Administration from the University of Arizona.

Thomas Coleman, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Mr. Coleman is the Emerging Markets Strategy leader and, as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international indices, including MSCI Emerging Markets and ACWI indices, as well as S&P Emerging Markets indices. Mr. Coleman is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ indices. Prior to assuming his current role in April 2004, he managed SSGA’s International Structured Products Group Operations Team. Mr. Coleman holds a Bachelor of Science in Finance and Accounting from Boston College and a Master of Business Administration from Babson College. He also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Michael Finocchi is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Prior to assuming his current role in March 2012, Mr. Finocchi was a senior manager in Portfolio Administration responsible for the operations of funds managed by the Global Equity Beta Solutions Group. Before joining SSGA in 2005, he worked for Investors Bank & Trust as a senior tax analyst following his role in custody servicing BGI. Mr. Finocchi holds a Master of Business Administration with a concentration in Finance from Boston University’s Questrom School of Business as well as a Bachelor of Arts in History and Business Studies from Providence College.

Payal Gupta is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, Ms. Gupta is responsible for the management of several commingled funds, mutual funds, separately managed accounts, and ETFs that are benchmarked to domestic, international developed and emerging market indices. Prior to assuming her current role in 2007, Ms. Gupta was a business analyst in the IT Investment Operations group at SSGA. In this role, she worked on automating business processes and designing and implementing global investment management applications. Before joining SSGA in 2005, she worked as an analyst at Concentra Integrated Services and at Morgan Stanley. Ms. Gupta holds a Master of Business Administration with specialization in Investments and Information systems from Northeastern University and a Bachelor of Science in Information Technology from Bay Path University.

Dwayne Hancock, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the firm’s Global Equity Beta Solutions (GEBS) Group. Within this group, he is currently the strategy leader for the group’s non-U.S. passive products. Prior to taking on this responsibility, Mr. Hancock was the ETF product specialist for the GEBS group. He is also a member of the SSGA Valuation Committee. Mr. Hancock currently manages a varied mix of funds with both domestic and international strategies. Additionally, he has played a primary role in determining trading strategies for significant benchmark changes such as the annual Russell indices reconstitution. Mr. Hancock joined SSGA in 1996 and became part of the GEBS portfolio management team in 1998. Prior to this, he worked in the firm’s Passive International Equity Operations department as a senior analyst. He has been working in the investment management field since 1994. Mr. Hancock holds a Master of Business Administration from Boston College and a Bachelor of Science in Business Administration from Framingham State College. He also earned the Chartered Financial Analyst Designation and is a member of the Boston Security Analysts Society.

Lisa Hobart is a Vice President of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. Ms. Hobart is currently responsible for managing various equity index funds, with both domestic and international strategies. Ms. Hobart joined State Street Bank London in 2000 and moved to SSGA as a senior portfolio analyst in 2006. During her career at SSGA, Lisa has managed the Investment Operations team, supporting passive, enhanced and active equity strategies. Ms. Hobart graduated from Leeds University with a Bachelor of Arts (Hons.) in Economics and Management. She holds the Investment Management Certificate.

Ted Janowsky, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. In this capacity, he manages a diverse group of equity and derivative-based index portfolios and has played a significant role designing proprietary portfolio management software. Additionally, Mr. Janowsky is head of the portfolio management team of SSGA’s Company Stock Group, which manages all fiduciary transactions and company stock investments including employee stock ownership plans, 401(k) plans, defined benefit plans and non-qualified plans. Prior to joining the Global Equity Beta Solutions Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky joined SSGA in 2005. Mr. Janowsky holds a Bachelor of Science in Business Administration from Bucknell University and a Master of Business Administration from the Carroll School of Graduate Management at Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Aaron Hurd, FRM, is a Managing Director of SSGA and the Adviser and a Senior Portfolio Manager in the Currency Management Group. Before joining SSGA in December 2004, Mr. Hurd was the Vice President and a Principal of Conifer Capital LLC, where he was primarily responsible for trading and portfolio management for two private investment partnerships. Additionally, he was actively involved in Conifer’s product development, research, and marketing efforts. Previously, Mr. Hurd was a trading assistant in the fixed income group at Grantham, Mayo, Van Otterloo LLC and a portfolio/custody accountant at Investors Bank and Trust Co. He has been working in the investment management field since 1996. Mr. Hurd received a Bachelor of Arts in Economics with a minor concentration in Mathematics from the University of Massachusetts. He also earned certification as a Financial Risk Manager (FRM).

Mark Krivitsky is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group and Tax-Efficient Market Capture Group. He is responsible for managing both U.S. and international index funds and taxable institutional accounts. His previous experience at SSGA includes affiliation with the firm’s U.S. Structured Products Operations Group. Mr. Krivitsky began his tenure at State Street in the Mutual Funds Division in 1992. He has been working in the investment management field since 1991. Mr. Krivitsky holds a Bachelor of Arts in Humanities/Social Sciences from the University of Massachusetts and a Master of Business Administration with a specialization in Finance from the Sawyer School of Management at Suffolk University.

Kala O’Donnell, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for managing both domestic and international equity index portfolios, including a variety of separate accounts, commingled funds, ETFs and alternative beta strategies. Additionally, Ms. O’Donnell has been involved in various research and process improvement projects, and has served as a hedging specialist within the Group. Prior to joining SSGA, Ms. O’Donnell worked in State Street Corporation’s Mutual Funds division in the U.S., as well as in Canada and Germany. She has been in the investment management field since she joined SSGA in 1995. Ms. O’Donnell holds a Bachelor of Science in Accounting from Lehigh University and a Master of Business Administration in International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society.

Emiliano Rabinovich, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this group, he is the strategy leader for the Americas. Mr. Rabinovich currently manages a varied mix of funds that include both traditional indexing and a variety of alternative beta mandates. Also, he manages several local and global strategies and fund structures, which include separate accounts, commingled funds and mutual funds. Mr. Rabinovich joined SSGA in Montreal in 2006, where he was the Head of the Global Equity Beta Solutions team in Canada. He has been working in the investment management field since 2003. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a Master of Arts in Economics from the University of CEMA. He has also earned the CFA Designation and is a member of Boston Security Analysts Society.

Keith Richardson is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He currently manages a variety of U.S. and international equity funds including an assortment of ETFs, smart beta and tax efficient portfolios. Prior to his current role, Mr. Richardson spent 9 years as a portfolio manager in SSGA’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. During that time, he also oversaw the mass construction of separately managed accounts (SMAs). He began his time with SSGA in investment operations with a primary focus on tax efficient market capture. Mr. Richardson has been with SSGA since 1999 and has been working in the investment management field since 1997. Mr. Richardson holds a Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a Finance concentration from the Sawyer School of Management at Suffolk University.

Amy Scofield is a Principal of SSGA and the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of various equity index funds, with domestic and international strategies. Ms. Scofield rejoined SSGA in November of 2010, after spending two years at Atlantic Trust Company, a private wealth management firm. In her role at Atlantic Trust Company, she specialized in asset allocation and performance analysis for high net worth clients. Prior to Atlantic Trust Company, Ms. Scofield was a compliance officer at SSGA, where she was responsible for ensuring equity portfolios met specified guidelines. She also worked as an operations associate in SSGA’s International Structured Products Group. Ms. Scofield holds a Bachelor of Arts in Economics from Boston College.

Eric Viliott, CFA, CFP, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He is responsible for a variety of passive equity strategies including exchange traded products as well as optimized separately managed tax-efficient strategies. While with SSGA, Mr. Viliott has also held roles conducting research and analysis to assist in the unwinding of clients’ concentrated equity positions. He was also responsible for the optimization and management of actively managed taxable equity portfolios within SSGA’sPrivate Asset Management team. Prior to joining SSGA in 2000, Mr. Viliott was with Putnam Investments where he provided research and analysis for the Quantitative Equity Research Team. He has been working in the investment management field since 1995. Mr. Viliott holds a Bachelor of Arts in Finance from the School of Management at the University of Massachusetts in Amherst and earned a Master of Science in Finance from Boston College. In addition, he has achieved the designation of Chartered Financial Analyst as well as the designation of Certified Financial Planner (CFP®). He is also a member of CFA Institute, the Financial Planning Association and the Boston Security Analysts Society.

Olga Winner, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining SSGA, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Sicence in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Teddy Wong is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, he is responsible for the management of several strategies, including developed and emerging markets strategies benchmarked to MSCI and S&P indices as well as domestic strategies benchmarked to Russell and S&P indices. Prior to assuming his current role in January 2006, Mr. Wong was a manager within SSGA’s International Structured Products Group Operations Team. He started at SSGA in Operations in 2001 and joined the Global Equity Beta Solutions Group in 2005. Mr. Wong holds a Bachelor of Arts in Economics from the University of Rochester.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP3

SPDR® INDEX SHARES FUNDS

Supplement dated December 28, 2016 to the

Statement of Additional Information (“SAI”) dated January 31, 2016, as supplemented

The following changes to the SAI are effective as of January 3, 2017:

1.	The first paragraph and chart within the “PORTFOLIO MANAGERS” discussion on page 28 of the SAI are deleted and replaced with the following:

PORTFOLIO MANAGERS

The Adviser manages the Funds using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of each Fund are as follows:

Portfolio Management Team	Fund
Michael Feehily, Juan Acevedo and Thomas Coleman	SPDR S&P China ETF
Michael Feehily, Karl Schneider and Amy Cheng	SPDR S&P Emerging Markets Small Cap ETF SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Michael Feehily, Karl Schneider and David Chin	SPDR S&P Global Natural Resources ETF SPDR S&P International Health Care Sector ETF SPDR S&P International Industrial Sector ETF SPDR MSCI EAFE StrategicFactors ETF
Michael Feehily, Karl Schneider and Thomas Coleman	SPDR S&P Emerging Latin America ETF SPDR S&P Emerging Middle East & Africa ETF
Michael Feehily, Karl Schneider and Michael Finocchi	SPDR MSCI ACWI ex-US ETF SPDR S&P Global Infrastructure ETF SPDR S&P International Energy Sector ETF
Michael Feehily, Karl Schneider and Payal Gupta

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR EURO STOXX Small Cap ETF

Michael Feehily, Karl Schneider and Dwayne Hancock	SPDR S&P Emerging Markets ETF
Michael Feehily, Karl Schneider and Lisa Hobart	SPDR S&P International Technology Sector ETF SPDR S&P International Telecommunications Sector ETF
Michael Feehily, Karl Schneider and Ted Janowsky	SPDR S&P International Dividend ETF SPDR MSCI Australia StrategicFactors ETF
Michael Feehily, Ted Janowsky, Mark Abbott and Aaron Hurd	SPDR S&P International Dividend Currency Hedged ETF
Michael Feehily, Karl Schneider and Mark Krivitsky	SPDR MSCI Canada StrategicFactors ETF SPDR STOXX Europe 50 ETF SPDR EURO STOXX 50 ETF
Michael Feehily, Karl Schneider, Mark Krivitsky and Mark Abbott	SPDR EURO STOXX 50 Currency Hedged ETF
Michael Feehily, Karl Schneider and Kala O’Donnell	SPDR S&P World ex-US ETF SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Michael Feehily, Karl Schneider and Emiliano Rabinovich	SPDR S&P North American Natural Resources ETF
Michael Feehily, Karl Schneider and Keith Richardson	SPDR Dow Jones Global Real Estate ETF SPDR Dow Jones International Real Estate ETF SPDR S&P International Consumer Staples Sector ETF SPDR MSCI Germany StrategicFactors ETF
Michael Feehily, Karl Schneider and Amy Scofield	SPDR S&P International Utilities Sector ETF SPDR S&P Global Dividend ETF
Michael Feehily, Karl Schneider and Eric Viliott	SPDR MSCI Japan StrategicFactors ETF SPDR MSCI Spain StrategicFactors ETF
Michael Feehily, Karl Schneider and Olga Winner	SPDR S&P International Consumer Discretionary Sector ETF SPDR S&P Russia ETF SPDR MSCI ACWI IMI ETF SPDR MSCI United Kingdom StrategicFactors ETF
Michael Feehily, Karl Schneider and Teddy Wong	SPDR S&P Emerging Asia Pacific ETF SPDR S&P International Small Cap ETF SPDR S&P International Financial Sector ETF SPDR S&P International Materials Sector ETF

2.	The “Other Accounts Managed” table and preceding paragraph on page 28 of the SAI are deleted and replaced with the following:

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of September 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Michael Feehily†	85	$156.08	399	$454.57	355	$219.90	$830.55
Karl Schneider†	85	$156.08	399	$454.57	355	$219.90	$830.55
Juan Acevedo	104	$177.37	384	$515.46	335	$232.20	$925.03
Amy Cheng	104	$177.37	384	$515.46	335	$232.20	$925.03
David Chin	104	$177.37	384	$515.46	335	$232.20	$925.03
Thomas Coleman	104	$177.37	384	$515.46	335	$232.20	$925.03
Michael Finocchi	104	$177.37	384	$515.46	335	$232.20	$925.03
Payal Gupta	104	$177.37	384	$515.46	335	$232.20	$925.03
Dwayne Hancock	104	$177.37	384	$515.46	335	$232.20	$925.03
Lisa Hobart	104	$177.37	384	$515.46	335	$232.20	$925.03
Ted Janowsky	104	$177.37	384	$515.46	335	$232.20	$925.03
Mark Krivitsky	104	$177.37	384	$515.46	335	$232.20	$925.03
Kala O’Donnell	104	$177.37	384	$515.46	335	$232.20	$925.03
Emiliano Rabinovich	104	$177.37	384	$515.46	335	$232.20	$925.03
Keith Richardson	104	$177.37	384	$515.46	335	$232.20	$925.03
Amy Scofield	104	$177.37	384	$515.46	335	$232.20	$925.03
Eric Viliott	104	$177.37	384	$515.46	335	$232.20	$925.03
Olga Winner	104	$177.37	384	$515.46	335	$232.20	$925.03
Teddy Wong	104	$177.37	384	$515.46	335	$232.20	$925.03
Mark Abbott†	0	$0	0	$0	90	$15.49	$15.49
Aaron Hurd†	0	$0	0	$0	90	$15.49	$15.49

*	There are no performance fees associated with these accounts.
†	As of September 30, 2015.

3.	The table listing the dollar ranges of Fund Shares owned by portfolio managers and the preceding sentence on page 28 of the SAI are deleted and replaced with the following:

None of the portfolio managers above beneficially owned Fund Shares as of September 30, 2016, except as noted in the table below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Michael Feehily	SPDR S&P Global Natural Resources ETF	$50,001-$100,000
	SPDR S&P Global Infrastructure ETF	$50,001-$100,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PMUPDATESUPP4